Segmentation (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Customers one [Member]
Segmentation [Line Items]
Company’s revenue rate					99.50%	10.00%
One Customer [Member]
Segmentation [Line Items]
Company’s revenue rate	10.00%	99.00%	26.00%	99.00%
Two Customers [Member]
Segmentation [Line Items]
Company’s revenue rate	50.00%					26.80%